Provisions and contingent liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Over services municipal tax | Pátria Investimentos Ltda. ("PILTDA")
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 3,133	$ 2,602
Over services municipal tax | Patria Infrastructure General Partner II Ltd
Disclosure of contingent liabilities [line items]
Contingent liabilities	3,452	2,842
Over services municipal tax, additional loss | Pátria Investimentos Ltda. ("PILTDA")
Disclosure of contingent liabilities [line items]
Contingent liabilities	4,390	3,623
Social contributions on gross revenue | Pátria Investimentos Ltda. ("PILTDA")
Disclosure of contingent liabilities [line items]
Contingent liabilities	6,585	5,578
Labor taxes | Pátria Investimentos Ltda. ("PILTDA")
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 2,512	$ 2,148